Sep. 29, 2021
Prudential Day One 2065 Fund
SUMMARY: PRUDENTIAL DAY ONE 2065 FUND
INVESTMENT OBJECTIVE
The investment objective of the Fund is to seek a balance between growth and conservation of capital.
FUND FEES AND EXPENSES
The tables below describe the sales charges, fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example.
The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same (except that fee waivers or reimbursements, if any, are only reflected in the 1-Year figures) and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
If Shares Are Redeemed
If Shares Are Not Redeemed
Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 94% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
The Fund pursues its objective by investing in a diversified portfolio of other mutual funds within the PGIM fund family (collectively, “Underlying Funds”) that represent various asset classes and sectors. The Fund will invest in Underlying Funds that provide exposure to equity, fixed income and non-traditional asset classes. The investments held by Underlying Funds that provide exposure to equities may include US large-cap equity, mid-cap equity and small-cap equity, as well as international developed markets equity, emerging markets equity and other non-US securities. Underlying Funds that provide exposure to fixed income may invest primarily in bonds, including below investment grade bonds, commonly known as “junk bonds.” Underlying Funds may gain exposure to non-traditional asset classes through investments in equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry, real estate investment trusts (“REITs”), commodity-related instruments and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.More detailed information about the Underlying Funds appears in the section of the Prospectus entitled More About the Funds’ Principal and Non-Principal Investment Strategies, Investments And Risks.The Fund is designed for investors expecting to retire in or close to the year 2065 (the “target date”). The Fund is designed to accommodate investors who will either withdraw all of their assets from the Fund upon retirement or who will gradually withdraw assets from the Fund over a moderate time period following retirement. In addition to the anticipated retirement date, relevant factors for selection of the Fund may include age, risk tolerance, other investments owned, and planned withdrawals.The Fund’s allocations among Underlying Funds (and asset classes) will change over time in relation to the Fund’s target date. The Fund’s asset allocations to the Underlying Funds follow a glidepath that becomes more conservative prior to and for approximately 10 years following the target date, by reducing exposure to equity investments and increasing exposure to fixed-income investments (the “Glidepath”). Accordingly, the Fund’s exposure to equity investments may continue to decline until approximately 10 years after its target date, when allocations to equity investments and non-traditional asset classes (including US and non-US equities, commodities and real estate) will remain fixed at approximately 35% of the Fund’s assets, with the remainder invested in fixed income investments.In this prospectus, we refer to both the “strategic Glidepath” and the “current Glidepath.” The strategic Glidepath reflects the allocations between equity/non-traditional and fixed income assets through time based on long-term investment views and participant demographics. The strategic Glidepath serves as an anchor from which allocations to equity/non-traditional and fixed income may deviate from year to year to reflect intermediate capital market expectations. The current Glidepath reflects such intermediate expectations. The current Glidepath is reviewed annually and deviations are constrained so as to preserve the general risk and return characteristics of the strategic Glidepath. The Fund’s allocations to the broad asset classes (equity/non-traditional and fixed income) as set forth in the current Glidepath are not expected to vary from the Fund’s allocations set forth in the strategic Glidepath by more than plus or minus 5%.Where the term “Glidepath” is used by itself in this prospectus, it applies to both the strategic Glidepath and the current Glidepath.The subadviser is responsible for asset allocation of the Fund and will monitor the Fund's investments in Underlying Funds on a regular basis in order to maintain the approximate allocation to each asset class. The Fund is “ratcheted”annually to shift the Fund’s allocation gradually from equity investments toward fixed income investments in accordance with the current Glidepath. In addition, the Fund is rebalanced periodically (typically monthly) to maintain the target asset allocations dictated by the current Glidepath (as then in effect) with respect to the Underlying Funds in which the Fund is invested.The following chart illustrates the Fund’s strategic Glidepath:The information in the table below represents the current allocations for the Fund. The Fund’s shareholder reports set forth its actual allocations among asset classes and among Underlying Funds.Fund NameEquity and Non-TraditionalFixed IncomePrudential Day One 2065 Fund97%3%Pursuant to the annual ratcheting described above, this asset class mix may change each year. In addition, the Fund’s subadviser will review the current Glidepath and the Fund’s asset allocations to Underlying Funds annually to determine, in its discretion, whether the then current Glidepath allocations remain suitable to meet the Fund’s investment objective. Based on such reviews, the subadviser may, without prior notification to shareholders, make changes to the current Glidepath and/or the Fund’s asset allocations as it deems appropriate to meet the Fund’s investment objective in light of market and economic conditions and such other factors as it deems relevant. There is no assurance that the Fund’s objective will be achieved.The Fund shall maintain not less than the minimum total allocation to fixed income investments and such other constraints, if any, as may be required for it to be considered a Qualified Default Investment Alternative as defined under the Employee Retirement Income Security Act of 1974 (“ERISA”) and determined by the US Department of Labor.At the time when the Fund’s target allocations match the asset allocations of the Day One Income Fund (the “Income Fund”), PGIM Investments expects, subject to approval by the Board of Trustees, to combine the Fund with the Income Fund without shareholder approval, and the Fund’s shareholders will become shareholders of the Income Fund. This is expected to occur approximately ten years following the Fund’s target date. This combination is expected to be tax-free under current law. Shareholders will be provided with additional information at that time.
Principal Risks.
All investments have risks to some degree. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time.You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Fund.The order of the below risk factors does not indicate the significance of any particular risk factor.Target Date/ Income Risk. The Fund may suffer losses near, at or after the target date, and the Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund does not assure an investor that he or she will be able to retire in the target year identified in the Fund name or that the assets in the Fund will provide income in amounts adequate to meet the investor’s retirement or financial goals. These risks may be increased to the extent that the participant begins to make withdrawals significantly before the Fund’s target year. For investors who are close to or in retirement, the Fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk the Fund may invest too much in investments designed to ensure capital conservation and/or current income, which may prevent the investor from meeting his or her retirement goals.Affiliated Funds Risk. The Fund’s Manager serves as manager of the Underlying Funds. In addition, the Fund may invest in certain Underlying Funds for which the subadviser serves as subadviser. It is possible that a conflict of interest among the Fund and the Underlying Funds could affect how the Manager and subadviser fulfill their fiduciary duties to the Fund and the Underlying Funds. For example, the subadviser may have an incentive to allocate the Fund’s assets to those Underlying Funds for which the fees paid to the Manager or the subadviser are higher than the fees paid by other Underlying Funds for which the subadviser also serves as a subadviser. However, the Fund has adopted procedures to mitigate these concerns.Asset Allocation Risk. The Fund’s risks will directly correspond to the risks of the Underlying Funds in which it invests. By investing in many Underlying Funds, the Fund has partial exposure to the risks of many different areas in the market, and the Fund’s overall level of risk should decline over time. However, the selection of the Underlying Funds and the allocation of the Fund’s assets among the various asset classes and market sectors could cause the Fund to underperform other funds with a similar investment objective.Asset Class Variation Risk. The Underlying Funds invest principally in the securities constituting their asset class (i.e., equity, non-traditional and fixed income). However, under normal market conditions, an Underlying Fund may vary the percentage of assets in these securities (subject to any applicable regulatory requirements). Depending on the percentage of securities in a particular asset class held by the Underlying Funds at any given time and the percentage of the Fund's assets invested in various Underlying Funds, the Fund's actual exposure to the securities in a particular asset class may vary substantially from the allocation to that asset class. There is a risk that the Manager's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.Credit Risk, Market Risk and Interest Rate Risk. Certain Underlying Funds may invest in debt obligations. Debt obligations have credit, market and interest rate risks. Credit risk is the possibility that an issuer of a debt obligation fails to pay interest or repay principal to the Underlying Fund. Market risk, which may affect an industry, a sector or the entire market, is the possibility that the market value of an investment may move up or down and that its movement may occur quickly or unpredictably. Interest rate risk refers to the fact that the value of most bonds will fall when interest rates rise. An Underlying Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser. The longer the maturity and the lower the credit quality of a bond, the more likely its value will decline.Derivatives Risk. Certain Underlying Funds may invest in derivatives. Using derivatives can increase Underlying Fund losses and reduce opportunities for gains when market prices, interest rates, currency rates or the derivatives themselves behave in a way not anticipated by the Underlying Fund. Using derivatives also can have a leveraging effect and increase Underlying Fund volatility. An Underlying Fund can lose more than the amount it invests in a derivative. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the Underlying Fund. Use of derivatives may have different tax consequences for the Underlying Fund than an investment in the underlying instrument, and such differences may affect the amount, timing and character of income distributed to shareholders.The US Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, or otherwise adversely affect their performance or disrupt markets.Economic and Market Events Risk. Events in the US and global financial markets, including actions taken by the US Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, may at times result in unusually high market volatility, which could negatively impact performance. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.Equity and Equity-Related Securities Risks. Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which an Underlying Fund invests could go down. An Underlying Fund’s holdings can vary significantly from broad market indices and the performance of the Underlying Fund can deviate from the performance of these indices. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.Fixed Income Risk. As with credit risk, market risk and interest rate risk, an Underlying Fund's holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to call and redemption risk, which is the risk that the issuer may call a bond held by an Underlying Fund for redemption before it matures and the Underlying Fund may lose income.Fund of Funds Risk. The value of an investment in the Fund will be related, to a substantial degree, to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with these Underlying Funds and their investments. Because the Fund’s allocation among different Underlying Funds and direct investments in securities and derivatives will vary, an investment in the Fund may be subject to any and all of these risks at different times and to different degrees. Investing in an Underlying Fund will also expose the Fund to a pro rata portion of the Underlying Fund’s fees and expenses. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing the investment purpose.Fund Rebalancing Risk. Underlying Funds may experience relatively large redemptions or investments due to a rebalancing of the Fund's allocations. In such event, an Underlying Fund may be required to sell securities or to invest cash at a time when it is not advantageous to do so. Rebalancing may increase brokerage and/or other transaction costs of an Underlying Fund, increase the Underlying Fund's expenses or result in the Underlying Fund's becoming too small to be economically viable. Rebalancing may also adversely affect an Underlying Fund's performance and thus the Fund's performance. The impact of rebalancing is likely to be greater when the Fund purchases, redeems or invests in a substantial portion of an Underlying Fund.The subadviser will seek to cooperate with the subadvisers of the Underlying Funds to minimize any adverse impact on the Underlying Funds. The subadvisers of the Underlying Funds may take such actions as they deem appropriate to minimize such adverse impact, considering the potential benefits of such investments to the Underlying Funds and consistent with their obligations to the Underlying Funds. Such actions may delay the rebalancing of the Fund's investments in the event of significant market or other events that may require more rapid action.Increase in Expenses Risk. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Underlying Fund securities can increase expenses.Index Tracking Risk. While certain Underlying Funds generally seek to track the performance of an index as closely as possible (i.e., achieve a high degree of correlation with an index), the return may not match or achieve a high degree of correlation with the return of the index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. If an index fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.Investment Style Risk. Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the Fund may underperform other funds that use different investment styles.Large Shareholder and Large Scale Redemption Risk. Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Funds’ shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.LIBOR Risk. Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offering rates (IBOR). There still remains uncertainty regarding the nature of any replacement rates for LIBOR and the other IBORs as well as around fallback approaches for instruments extending beyond the any phase-out of these reference rates. The lack of consensus around replacement rates and the uncertainty of the phase out of LIBOR and other IBORs may result in increased volatility in corporate or governmental debt, bank loans, derivatives and other instruments invested in by the Underlying Fund as well as loan facilities used by the Underlying Fund.The potential effect of a transition away from LIBOR on the Underlying Fund or the financial instruments in which the Underlying Fund invests cannot yet be determined. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Underlying Fund’s performance and/or net asset value. Certain proposed replacement rates to LIBOR, such as the Secured Overnight Financing Rate (“SOFR”), are materially different from LIBOR, and changes in the applicable spread for instruments previously linked to LIBOR will need to be made in order for instruments to pay similar rates. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may lead to reduced coupons on debt held by the Underlying Fund, higher rates required to be paid by the Underlying Fund on bank lines of credit due to increases in spreads, increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, adversely affecting the Underlying Fund’s performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR and the other IBORs as benchmarks could deteriorate during the transition period, these effects could begin to be experienced by the end of 2021 and beyond until the anticipated discontinuance date in 2023 for the majority of the LIBOR rates.Liquidity Risk. An Underlying Fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests, but typically represents a greater risk for bond funds. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit an Underlying Fund’s ability to sell a holding at a suitable price.Management Risk. The value of your investment may decrease if judgments by the Fund’s subadviser or the subadvisers of the Underlying Funds about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.Market Capitalization Risk. Certain Underlying Funds may invest in stocks of small- and medium-size companies which may present above-average risks. These companies usually offer a smaller range of products and services than larger companies. They may also have limited financial resources and may lack management depth. As a result, the prices of stocks issued by small- and medium-size companies tend to fluctuate more than the stocks of larger, more established companies. In exchange for potentially lower risks of investing in large capitalization companies, such investments may not rise as much in value as the value of investments in smaller-capitalized companies.Market Disruption and Geopolitical Risks. International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally. The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.Market Events. Events in the financial markets have resulted in, and may continue to result in, an unusually high degree of volatility, both in non-US and US markets. This market volatility, in addition to reduced liquidity in credit and fixed income markets, may adversely affect issuers worldwide. Furthermore, the impact of policy and legislative changes in the US and other countries may not be fully known for some time. This environment could make identifying investment risks and opportunities especially difficult for the subadvisers of the Underlying Funds.Market Risk. Securities markets may be volatile and the market prices of an Underlying Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by an Underlying Fund fall, the value of the Fund’s investment in the Underlying Fund will decline.New Fund Risk. The Fund recently commenced operations. As a new and relatively small fund, the Fund's performance may not represent how the Fund is expected to or may perform in the long term if it becomes larger and after it has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, and may not employ a successful investment strategy, either of which could result in the Fund being liquidated at any time without shareholder approval and/or at a time that may not be favorable for all shareholders. Such a liquidation could result in transaction costs and have negative tax consequences for shareholders.Portfolio Turnover Risk. The Fund does not intend to re-allocate assets among the Underlying Funds frequently in response to day-to-day changes in markets. Historically, however, certain Underlying Funds have actively and frequently traded their portfolio securities. High portfolio turnover results in higher transaction costs and can affect an Underlying Fund's, and, therefore, the Fund's performance and can have adverse tax consequences.
Performance.
The following bar chart shows the Fund's performance for Class R6 shares for each full calendar year of operations or for the last 10 calendar years, whichever is shorter.The following table shows the Fund's average annual returns and also compares the Fund’s performance with the average annual total returns of an index or other benchmark. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can changefrom year to year.Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future.Without the management fee waiver and/or expense reimbursement, if any, the annual total returns would have been lower. Updated Fund performance information, including current net asset value, is available online at www.pgim.com/investments.
Annual Total Returns (Class R6 Shares)1
Best Quarter:Worst Quarter:19.33%2ndQuarter 2020-23.36%1stQuarter 2020[1] The total return for Class R6 shares from January 1, 2021 throughJune 30, 2021was14.12%
Average Annual Total Returns % (as of 12-31-20)
° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.After-tax returns are shown only for Class R6 shares. After-tax returns for other classes will vary due to differing sales charges and expenses.